(LOSS) EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(LOSS) EARNINGS PER SHARE
(Loss) profit for the purpose of basic and diluted (loss) earnings per share	$ (33,171,000)	$ 3,784,000	$ (1,397,000)
Weighted average number of ordinary shares outstanding - basic and diluted	418,314,541	401,602,159	387,517,503
Basic net (loss) earnings per share	$ (0.1)	$ 0.01	$ 0.00
Diluted net (loss) earnings per share	$ (0.1)	$ 0.01	$ 0.00
Number of anti-dilutive shares excluded from the computation of EPS	1,160,000	1,280,000	2,230,000
Options
(LOSS) EARNINGS PER SHARE
Number of anti-dilutive shares excluded from the computation of EPS	220,000	330,000	330,000
Non-vested restricted shares
(LOSS) EARNINGS PER SHARE
Number of anti-dilutive shares excluded from the computation of EPS	940,000	950,000	1,900,000